GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 41,755
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	32,561
Immco Diagnostics [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	1,094
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	978
Mardx Diagnostic Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	4,690
Phoenix Bio-tech Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	1,801
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 631